Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Net loss	$ 15,715	$ (5,835)	$ (33,047)	$ (18,959)
Other comprehensive loss, net of tax:
Foreign currency translation adjustments, net of tax	260	20	(3,077)	(1,456)
Comprehensive income (loss)	15,975	(5,815)	(36,124)	(20,415)
Comprehensive loss attributable to non-controlling interests	(121)	(239)	(632)	(1,300)
Comprehensive income (loss) attributable to Movella Holdings Inc.	$ 16,096	$ (5,576)	$ (35,492)	$ (19,115)